Income Taxes - Schedule of Effective Income Tax Rate (Details)	11 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Schedule of Effective Income Tax Rate [Abstract]
U.S. statutory rate	21.00%	21.00%
California state corporate income tax rate, net of federal benefit	6.98%	6.98%
Total statutory tax rates	27.98%	27.98%
Less valuation allowance	(27.98%)	(27.98%)
Net